Related Party Transactions	12 Months Ended
Mar. 31, 2026
Disclosure of transactions between related parties [abstract]
Related Party Transactions

38. Related Party Transactions

The following tables provide significant balances and related party transactions for the years ended March 31, 2024, 2025 and 2026. For information about the Group’s structure, including the parent companies, refer to Note 1, Reporting Entity.

(1)
Transactions with Related Parties

For the year ended March 31, 2024

Significant balances and transactions between the Group and related parties are as follows:

Settlement and Other Operating Transactions

					(In millions of yen)
Relationship	Name	Transactions	Profit or loss (1)	Settlement amounts (2)	Outstanding receivable (payable) balances (3)
Parent company	SoftBank Corp.	Granting PayPay Points to users on behalf of SoftBank Corp. (4)	—	19,888	3,350
					(184)
		Securitization transaction involving receivables	—	51,543	80,278
Parent company	LY Corporation	Rendering settlement service (5)	15,701	1,768,955	(138,749)
		Bearing expenses of user incentives awarded by LY Corporation (6)	6,573	—	(844)
Subsidiary of parent company	SB Payment Service Corporation	Utilizing settlement system for merchants (7)	10,245	912,322	36,144
					(4,471)
		Rendering settlement service (7)	—	419,058	(22,240)

(1)
Profit or loss shows the amount that is recorded in the Group’s Consolidated Statements of Profit or Loss.
(2)
Settlement amounts show the volume of settlements in millions of yen for settlement related services that are recorded as items in the Consolidated Statements of Financial Position and not recorded as profit or loss.
(3)
The receivable and payable amounts outstanding are unsecured and will be settled in cash.
(4)
The Group grants PayPay Points to users on behalf of SoftBank Corp. and claims those amounts from SoftBank Corp.
(5)
The Group renders settlement services such as for LY Corporation’s e-commerce businesses. The amounts of profit or loss and settlement amount are total of those with Yahoo Japan Corporation on and before September 30, 2023 and those with LY Corporation after September 30, 2023, due to the intra-group reorganizations of LY Corporation on October 1, 2023. Refer to Note 1, Reporting Entity for further details of the intra-group reorganizations of LY Corporation.
(6)
The Group pays for user incentives awarded mainly by making purchases on LY Corporation's e-commerce platform.
(7)
The Group utilizes SB Payment Service Corporation’s settlement system for merchants, which enables users to top up the PayPay Balance and Other Items and billings of telecommunication services of SoftBank Corp.

Financial Transaction

				(In millions of yen)
Relationship	Name	Transactions	Interest amounts	Outstanding receivable (payable) balances
Parent company	LY Corporation	Loan payables and interest expenses (1)	502	(95,100)
		Deposits and interest received (1)	428	—

(1)
Interest amount is total of those with Z Holdings Corporation on and before September 30, 2023 and those with LY Corporation after September 30, 2023, due to the intra-group reorganizations of LY Corporation on October 1, 2023. Refer to Note 1, Reporting Entity for further details of the intra-group reorganizations of LY Corporation.

For the year ended March 31, 2025

Significant balances and transactions between the Group and related parties are as follows:

Settlement and Other Operating Transactions

					(In millions of yen)
Relationship	Name	Transactions	Profit or loss (1)	Settlement amounts (2)	Outstanding receivable (payable) balances (3)
Parent company	SoftBank Corp.	Granting PayPay Points to users on behalf of SoftBank Corp. (4)	—	36,385	4,546
					(259)
		Securitization transaction involving receivables	—	72,914	123,050
Parent company	LY Corporation	Rendering settlement service (5)	18,253	1,825,130	(148,646)
		Bearing expenses of user incentives awarded by LY Corporation (6)	2,814	—	(474)
Subsidiary of parent company	SB Payment Service Corporation	Utilizing settlement system for merchants (7)	8,806	615,825	32,275
					(3,531)
		Rendering settlement service (7)	—	721,382	(39,036)

(1)
Profit or loss shows the amount that is recorded in the Group’s Consolidated Statements of Profit or Loss.
(2)
Settlement amounts show the volume of settlements in millions of yen for settlement related services that are recorded as items in the Consolidated Statements of Financial Position and not recorded as profit or loss.
(3)
The receivable and payable amounts outstanding are unsecured and will be settled in cash.
(4)
The Group grants PayPay Points to users on behalf of SoftBank Corp. and claims those amounts from SoftBank Corp.
(5)
The Group renders settlement services such as for LY Corporation’s e-commerce businesses.
(6)
The Group pays for user incentives awarded mainly by making purchases on LY Corporation's e-commerce platform.
(7)
The Group utilizes SB Payment Service Corporation’s settlement system for merchants, which enables users to top up the PayPay Balance and Other Items and billings of telecommunication services of SoftBank Corp.

Financial Transactions

				(In millions of yen)
Relationship	Name	Transactions	Interest amounts	Outstanding receivable (payable) balances
Parent company	LY Corporation	Loan payables and interest expenses	493	(50,052)

For the year ended March 31, 2026

Significant balances and transactions between the Group and related parties are as follows:

Settlement and Other Operating Transactions

					(In millions of yen)
Relationship	Name	Transactions	Profit or loss (1)	Settlement amounts (2)	Outstanding receivable (payable) balances (3)
Parent company	SoftBank Corp.	Granting PayPay Points to users on behalf of SoftBank Corp. (4)	—	55,699	5,200
					(459)
		Securitization transaction involving receivables	—	62,916	139,630
Parent company	LY Corporation	Rendering settlement service (5)	21,947	2,097,781	(167,738)
		Bearing expenses of user incentives awarded by LY Corporation (6)	2,897	—	(358)
Subsidiary of parent company	SB Payment Service Corporation	Utilizing settlement system for merchants (7)	8,697	591,330	29,368
					(1,963)
		Rendering settlement service (7)	—	1,011,159	(53,688)
(1)
Profit or loss shows the amount that is recorded in the Group’s Consolidated Statements of Profit or Loss.
(2)
Settlement amounts show the volume of settlements in millions of yen for settlement related services that are recorded as items in the Consolidated Statements of Financial Position and not recorded as profit or loss.
(3)
The receivable and payable amounts outstanding are unsecured and will be settled in cash.
(4)
The Group grants PayPay Points to users on behalf of SoftBank Corp. and claims those amounts from SoftBank Corp.
(5)
The Group renders settlement services such as for LY Corporation’s e-commerce businesses.
(6)
The Group pays for user incentives awarded mainly by making purchases on LY Corporation's e-commerce platform.
(7)
The Group utilizes SB Payment Service Corporation’s settlement system for merchants, which enables users to top up the PayPay Balance and Other Items and billings of telecommunication services of SoftBank Corp.

Financial Transactions

				(In millions of yen)
Relationship	Name	Transactions	Interest amounts	Outstanding receivable (payable) balances
Parent company	LY Corporation	Loan payables and interest expenses	278	(20,035)

Equity Transactions

There are no significant impacts either on assets or liabilities as of March 31, 2026 or profit or loss for the year ended March 31, 2026 arising from the transactions listed in the table below.

			(In millions of yen)
Relationship	Name	Transactions	Amount
Parent company	SoftBank Corp.	Acquisition of shares (1)	5,727
		Issuance of new shares (3)	34,889
Parent company	LY Corporation	Acquisition of shares (1)	80
		Issuance of new shares (3)	34,889
Other affiliated company	SVF II Piranha (DE) LLC	Exercise of stock options (2)	15,901
		Issuance of new shares (3)	35,944
Subsidiary of parent company	Z Financial Corporation (5) (currently LY Corporation)	Acquisition of shares (4)	117,000
(1)
On April 1, 2025, the Company acquired common shares of PayPay Securities Corporation at 100,000 yen per share.
(2)
On April 4, 2025, all of the 1st Stock Options issued by the Company and held by SVF II Piranha (DE) LLC were exercised.
(3)
On April 10, 2025, the Company issued common shares through a third-party allotment.
(4)
On April 11, 2025, the Company acquired common and Class A preferred shares of PayPay Bank Corporation at 94,584 yen per share.
(5)
Z Financial Corporation was merged into LY Corporation on August 1, 2025.
(2)
Compensation for Key Executives

The compensation for our key executives (directors) is as follows:

		(In millions of yen)
	For the year ended
Types of compensation	March 31, 2024	March 31, 2025	March 31, 2026
Remuneration and bonuses	231	262	379
Share-based payments (1)	—	—	189
Total	231	262	568
(1)
As the Group completed its initial public offering on March 12, 2026 and satisfied the IPO condition, the Group commenced the recognition of share-based payment expenses in the Consolidated Statements of Profit or Loss for the year ended March 31, 2026